Related party transactions - Summary of Amounts Due to Controlling Shareholder (Details) - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023
Schedule of related Party transactions due to our parent [Line Items]
Current portion of borrowings with related party	[1]	$ 0	$ 38,778
Long-term borrowings with related party	[2]	37,890	0
Accounts payable and accrued expenses	[3]	13,203	13,293
Short-term lease liability	[4]	917	3,157
Other current liabilities	[5]	3,728	10,645
Other non-current liabilities	[6]	2,668	1,681
Long-term lease liability	[7]	$ 3,753	4,420
4.6% Senior Notes due to related party due 2024
Schedule of related Party transactions due to our parent [Line Items]
Interest rate, percent		4.60%
Related Party
Schedule of related Party transactions due to our parent [Line Items]
Current portion of borrowings with related party		$ 0	38,778
Long-term borrowings with related party		37,890	0
Accounts payable and accrued expenses		1,503	1,618
Short-term lease liability		719	1,298
Other current liabilities		0	9,501
Other non-current liabilities		605	0
Long-term lease liability		$ 1,959	$ 4,414
Related Party | 4.6% Senior Notes due to related party due 2024
Schedule of related Party transactions due to our parent [Line Items]
Interest rate, percent		4.60%
Related Party | 4.6% Senior Notes due to related party due 2026
Schedule of related Party transactions due to our parent [Line Items]
Interest rate, percent		4.60%

[1]	Includes related party notes payable of $0 and $38,778 at September 30, 2024 and December 31, 2023, respectively (see Note 12).
[2]	Includes related party notes payable of $37,890 and $0 at September 30, 2024 and December 31, 2023, respectively (see Note 12).
[3]	Includes related party royalty and other payables of $1,503 and $1,618 at September 30, 2024 and December 31, 2023, respectively (see Note 12).
[4]	Includes related party operating lease liability of $719 and $1,298 at September 30, 2024 and December 31, 2023, respectively (see Note 12).
[5]	Includes related party interest payable of $0 and $9,501 at September 30, 2024 and December 31, 2023, respectively (see Note 12).
[6]	Includes related party interest payable of $605 and $0 at September 30, 2024 and December 31, 2023, respectively (see Note 12).
[7]	Includes related party operating lease liability of $1,959 and $4,414 at September 30, 2024 and December 31, 2023, respectively (see Note 12).